Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Long-Term Debt [Abstract]
Summary of Company's credit facilities

Description	Effective Interest Rate	Total Facility	Principal Drawn
(US$ millions)

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until September 2012	-	$50.0	$-

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until December 2012	-	130.0	-

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until February 2013	-	50.0	-

Term facilities, can be drawn in US$, variable interest rates based on LIBOR plus margin, can be repaid and redrawn until February 2014	-	50.0	-

Total		$280.0	$-